Fees Summary	Nov. 06, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 27,641,113.80
Previously Paid Amount	0.00
Total Fee Amount	3,817.24
Total Offset Amount	0.00
Net Fee	3,817.24
Narrative - Max Aggregate Offering Price	$ 27,641,113.80
Final Prospectus	true